Vessels Under Construction (Tables)	6 Months Ended
Sep. 30, 2014
Vessels Under Construction.
Schedule of vessels under construction

Balance, March 31, 2014	323,206,206
Installment payments to shipyards	178,511,791
Other capitalized expenditures	5,627,131
Capitalized interest	1,568,543
Vessels delivered (transferred to Vessels)	(156,204,752)
Balance, September 30, 2014	352,708,919